Revenue Recognition - Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	$ 4,831,256	$ 4,938,959	$ 5,153,896
Operating expenses	(4,184,265)	(4,990,051)	(4,493,460)
Provision for income taxes	(189,401)	29,414	(59,206)
Net (loss) income attributable to IGT PLC	$ (21,350)	$ (1,068,576)	$ 211,337
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	$ (0.10)	$ (5.26)	$ 1.05
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ (0.10)	$ (5.26)	$ 1.05
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	$ 4,896,300
Operating expenses	(4,264,321)
Provision for income taxes	(187,897)
Net (loss) income attributable to IGT PLC	$ (34,858)
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	$ (0.17)
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ (0.17)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	$ (65,044)
Operating expenses	80,056
Provision for income taxes	(1,504)
Net (loss) income attributable to IGT PLC	$ 13,508
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	$ 0.07
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ 0.07